RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY

Right of use asset	Building
Cost
Balance, January 1, 2022	$649,110
Lease modification	81,542
Balance, December 31, 2022	730,652
Additions	420,806
Balance, December 31, 2023	1,151,458
Addition	603,725
Lease modification	(439,568)
Effect of changes in foreign exchange rates	(7,749)
Balance, December 31, 2024	1,307,866

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

8. RIGHT OF USE ASSET AND LEASE LIABILITY (Continued)

Accumulated Amortization
Balance, January 1, 2022	322,220
Amortization	158,648
Effect of changes in foreign exchange rates	8,737
Balance, December 31, 2022	489,605
Amortization	180,602
Effect of changes in foreign exchange rates	(1,138)
Balance, December 31, 2023	669,069
Amortization	214,165
Lease modification	(273,503)
Balance, December 31, 2024	609,731

Carrying Amounts
At December 31, 2022	$241,047
At December 31, 2023	$482,389
At December 31, 2024	$698,135

Lease liability
Balance, January 1, 2022	$359,348
Interest expense	49,738
Lease modification	81,542
Lease payments	(204,518)
Effect of changes in foreign exchange rates	(6,847)
Balance, December 31, 2022	279,263
Interest expense	53,614
Additions	424,021
Lease payments	(252,103)
Effect of changes in foreign exchange rates	7,285
Balance, December 31, 2023	512,080
Interest expense (1)	90,041
Lease modification	(183,251)
Additions	589,063
Lease payments	(255,953)
Effect of changes in foreign exchange rates	(9,562)
Balance, December 31, 2024	$742,418
Less current portion	$115,793
Long term portion	$626,625

(1)	In addition to the non-cash interest of $90,041, the Company also incurred interest of $12,632 related to its financed insurance costs.